Note 17 - Licensing Arrangement (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Dec. 31, 2013	Dec. 31, 2013 Manufacturing License Arrangement [Member]	Dec. 31, 2012 Manufacturing License Arrangement [Member]
Note 17 - Licensing Arrangement (Details) [Line Items]
Amortization Of Licensing Revenue	20 years
Licenses Revenue		$ 50,000
Deferred Revenue			$ 779,000	$ 829,000